Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share1 [Abstract]
Earnings per share
A reconciliation of the numerator and denominator used for the purposes of calculating diluted earnings (loss) per share is as follows:

	2023	2022
Earnings (loss)
Numerator for basic EPS	$(167)	$1,975
Cash-settled (recovery) expense included in earnings	—	(5)
Equity-settled expense adjustment	—	(5)
Numerator for diluted EPS	$(167)	$1,965

Weighted average number of shares (thousands)
Denominator for basic EPS	83,199	93,760
Effect of dilutive equity-based compensation	—	413
Denominator for diluted EPS	83,199	94,173

Earnings (loss) per share (dollars)
Basic	$(2.01)	$21.06
Diluted	$(2.01)	$20.86